SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of cash, cash equivalents and restricted cash

	As of December 31,
	2018	2019
Cash and cash equivalents	$15,333	$4,473
Restricted cash	5,818	13,091
Restricted cash – non-current	36,362	358
Total cash, cash equivalents and restricted cash shown in the statements of cash flow	$57,513	$17,922

Schedule of property and equipment, net

Property and equipment, net is carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Server & Network Equipment	3 years
Computer equipment and application software	2‑3 years
Furniture and vehicles	3-5 years
Leasehold improvements	Over the lesser of the lease term or useful life of the assets

Summary of effect on consolidated balance sheet as a result of adopting ASC 842

	As of		As of
	December	Effect of	January
	31, 2018	Adoption	1, 2019

Right-of-use assets	$—	$8,582	$8,582
Operating lease liabilities - current	—	(3,289)	(3,289)
Operating lease liabilities - non-current	—	(2,874)	(2,874)
Prepaid expenses and other current assets	49,515	(2,435)	47,080
Accrued expenses and other current liabilities	(33,055)	16	(33,039)

Schedule of disaggregation of revenue

The Company’s revenues include revenue from its used car sales, revenue related to its finance services as well as revenue from other services. The following table illustrates the Company’s revenue disaggregated by segments:

	Years ended December 31,
	2017	2018	2019
Renren	$21,931	$19,122	$15,086
Auto Group	152,693	479,076	334,697
Total	$174,624	$498,198	$349,783

The following table presents the Company's revenues disaggregated by revenue types.

	Years ended December 31,
	2017	2018	2019
Automobile sales	$121,084	$467,232	$332,634
Financing income	29,269	2,456	32
Other services	24,271	28,510	17,117
Total	$174,624	$498,198	$349,783